Other Accounts Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Accounts Payable [Abstract]
Employees and payroll accruals			$ 225	$ 104
Accrued expenses			772	829
Other accounts payable	$ 676	$ 697	$ 997	$ 933